Accumulated other comprehensive income/(loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 10,063,000,000	$ 10,068,000,000
Other comprehensive income before reclassifications	15,000,000
Amounts reclassified from accumulated other comprehensive income	(10,000,000)
Ending balance	6,959,000,000	10,063,000,000
Other comprehensive income taxes	0
Actuarial loss related to pension, tax effect	$ 1,000,000	$ 1,000,000
Tax rate in Norway (as percent)	24.00%	24.00%
Unrealized gain on marketable securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 17,000,000
Other comprehensive income before reclassifications	14,000,000
Amounts reclassified from accumulated other comprehensive income	0
Ending balance	31,000,000	$ 17,000,000
Unrealized gain on foreign exchange
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	36,000,000
Other comprehensive income before reclassifications	0
Amounts reclassified from accumulated other comprehensive income	0
Ending balance	36,000,000	36,000,000
Actuarial gain/(loss) relating to pension
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(23,000,000)
Other comprehensive income before reclassifications	(3,000,000)
Amounts reclassified from accumulated other comprehensive income	0
Ending balance	(26,000,000)	(23,000,000)
Share in unrealized gains from associated companies
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	23,000,000
Other comprehensive income before reclassifications	2,000,000
Amounts reclassified from accumulated other comprehensive income	(10,000,000)
Ending balance	15,000,000	23,000,000
Other
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0
Other comprehensive income before reclassifications	2,000,000
Amounts reclassified from accumulated other comprehensive income	0
Ending balance	2,000,000	0
Accumulated other comprehensive income/(loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	53,000,000	(142,000,000)
Ending balance	$ 58,000,000	$ 53,000,000